UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

8/31

Date of reporting period:  5/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Hundredfold Select Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2012

Shares			Value
		COMMON STOCKS - 10.3%
		AEROSPACE / DEFENSE - 0.3%
1,100		Embraer SA - ADR	$ 31,020

		AIRLINES - 0.4%
600		Allegiant Travel Co. *	38,910

		BEVERAGES - 0.3%
500		Coca-Cola Co.	37,365

		CHEMICALS - 0.8%
1,500		American Vanguard Corp.	40,425
300		Sherwin-Williams Co.	38,892
			79,317
		COMMERCIAL SERVICES - 1.3%
1,300		Corrections Corp. of America	33,891
1,800		Geo Group, Inc. *	39,168
4,400		Global Cash Access Holdings, Inc. *	31,020
1,900		Medifast, Inc. *	34,314
			138,393
		ELECTRIC - 0.4%
600		NextEra Energy, Inc.	39,204

		FOOD - 0.4%
700		McCormick & Co., Inc.	39,452

		GAS - 0.4%
600		Sempra Energy	39,006

		INSURANCE - 1.0%
1100		American International Group, Inc. *	32,098
1900		Fidelity National Financial, Inc.	35,796
2200		First American Financial Corp.	34,672
			102,566
		INTERNET - 1.0%
1500		AOL, Inc. *	41,145
200		Equinix, Inc. *	32,622
900		VeriSign, Inc. *	34,407
			108,174
		MEDIA - 0.3%
700		Discovery Communications, Inc. *	35,070

		PHARMACEUTICALS - 0.3%
700		Express Scripts Holding Co. *	36,533

		REITS - 0.4%
1200		American Capital Agency Corp.	39,204

		RETAIL - 2.1%
600		Family Dollar Stores, Inc.	40,650
600		Hibbett Sports, Inc. *	33,618
700		Home Depot, Inc.	34,538
400		O'Reilly Automotive, Inc. *	38,316
900		TJX Cos., Inc.	38,214
400		Tractor Supply Co.	36,540
			221,876
Hundredfold Select Equity Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

Shares			Value
		SOFTWARE - 0.6%
1900		InterXion Holding NV *	$ 31,464
600		Red Hat, Inc. *	30,828
			62,292
		TELECOMMUNICATIONS - 0.3%
1000		Telekomunikasi Indonesia Persero	32,560

		TOTAL COMMON STOCK (Cost - $1,135,067)	1,080,942

		EXCHAGE TRADED FUNDS - 25.1%
		EQUITY FUND - 25.1%
15,200		Industral Select Sector SPRD Fund	526,680
28,000		iShares MSCI Emerging Markets Index	1,055,600
11,000		Market Vectors Agribusiness ETF	514,800
12,000		Market Vectors Gold Miners ETF	525,360
		TOTAL EXCHANGE TRADED FUNDS (Cost - $2,646,372)	2,622,440

		SHORT-TERM INVESTMENTS - 69.8%
		MONEY MARKET FUND - 69.8%
7,291,960		Fidelity Institutional Money Market Funds - Government Portfolio, 0.00% +	7,291,960
		TOTAL SHORT-TERM INVESTMENTS (Cost - $7,291,960)

		TOTAL INVESTMENTS - 105.2% (Cost - $11,073,399) ^	$ 10,995,342
		LIABILITIES LESS OTHER ASSETS - (5.2) %	(547,146)
		NET ASSETS - 100.0%	$ 10,448,196

		REIT - Real Estate Investment Trust
		ADR - American Depositary Receipt
	*	Non-income producing security.
	+	Variable rate security; the rate shown represents the rate at May 31, 2012.
	^	Represents cost for financial reporting purposes. The cost for federal income tax purposes is substantially
		the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 15,880
		Unrealized depreciation:	(93,937)
		Net unrealized depreciation:	$ (78,057)

Hundredfold Select Global Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012
Shares		Value
	EXCHANGE TRADED FUNDS - 30.6%
	EQUITY FUND - 30.6%
26,700	iShares MSCI EAFE Index Fund	$ 1,275,192
35,000	iShares MSCI Emerging Markets Index Fund	1,319,500
54,300	iShares MSCI Singapore Index Fund	632,595
12,600	iShares MSCI South Korea Index Fund	663,012
	TOTAL EXCHANGE TRADED FUNDS (Cost - $3,902,116)	3,890,299

	SHORT-TERM INVESTMENTS - 73.9%
	MONEY MARKET FUND - 73.9%
9,378,045	Fidelity Institutional Money Market Funds - Government Portfolio, 0.00% +	9,378,045
	TOTAL SHORT-TERM INVESTMENTS (Cost - 9,378,045)

	TOTAL INVESTMENTS - 104.5% (Cost - $13,280,161) ^	$ 13,268,344
	OTHER ASSETS LESS LIABILITIES - (4.5) %	(569,983)
	NET ASSETS - 100.0%	$ 12,698,361

	+ Variable rate security; the rate shown represents the rate at May 31, 2012.
	^

Represents cost for financial reporting purposes. The cost for federal income tax purposes is substantially the same and differs from marketvalue by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 8,509
	Unrealized depreciation:	(20,326)
	Net unrealized depreciation:	$ (11,817)

Hundredfold Select Alternative Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012
Shares			Value
		OPEN-ENDED MUTUAL FUNDS - 57.4%
		ASSET ALLOCATION FUND - 20.1%
443,321		Merger Fund	$ 6,977,878
421,525		Nuveen Tactical Market Oppurtunities Fund	4,716,861
724,668		River North DoubleLine Strategic Income Fund	7,949,611
			19,644,350

		DEBT FUND - 37.3%
728,047		BlackRock High Yield Municipal Fund	6,748,991
560,799		DoubleLine Total Return Bond Fund	6,275,344
2,218,842		Principal High Yield I Fund	23,453,156
			36,477,491

		TOTAL OPEN-ENDED MUTUAL FUNDS (Cost - $56,090,003)	56,121,841

		SHORT-TERM INVESTMENTS - 34.1%
		MONEY MARKET FUND - 34.1%
33,343,521		Fidelity Institutional Money Market Funds - Government Portfolio, 0.00% +	33,343,521
		TOTAL SHORT-TERM INVESTMENTS (Cost - $33,343,521)

		TOTAL INVESTMENTS - 91.5% (Cost - $89,433,524) ^	$ 89,465,362
		OTHER LIABILITIES LESS ASSETS - 8.5%	8,290,665
		NET ASSETS - 100.0%	$ 97,756,027

	+	Variable rate security; the rate shown represents the rate at May 31, 2012.
	^

Represents cost for financial reporting purposes. The cost for federal income tax purposes is substantially the same and differs from marketvalue by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ 364,210
		Unrealized depreciation:	(332,372)
		Net unrealized appreciation:	$ 31,838

LONG EQUITY SWAP CONTRACTS
	Number of	Notional	Interest Rate	Termination		Unrealized Appreciation
Reference Entity	Contracts	Amount	Payable	Date	Counter party	Depreciation
iShares iBoxx $ High Yield Corporate Bond ETF	55,000	$ 4,865,003	1-mth USD-Libor plus 30 bps	11/7/2012	CS	$ (38,118)
iShares Barclays TIPS ETF	41,000	4,971,590	1-mth USD-Libor plus 30 bps	11/7/2012	CS	2,120
iShares MSCI Emerging Markets ETF	128,000	4,889,677	1-mth USD-Libor plus 30 bps	11/7/2012	CS	(64,663)
PIMCO Total Return ETF	91,700	9,377,307	1-mth USD-Libor plus 30 bps	11/7/2012	CS	259,836
SPDR Barclays Capital High Yield Bond ETF	128,000	4,908,877	1-mth USD-Libor plus 30 bps	11/7/2012	CS	(31,340)
		$ 29,012,454				$ 127,835

(1) Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of contracts plus a specified spread.
CS - Credit Suisse Capital, LLC

Hundredfold Select Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Futures are valued based on their daily settlement value.  Equity swaps are valued at the last reported sales price of the reference Entity.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of May 31, 2012 for the Fund’s assets and liabilities measured at fair value:

SELECT EQUITY
Assets +	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 1,080,942	$ -	$ -	$ 1,080,942
Exchange Traded Fund	2,622,440	-	-	2,622,440
Money Market	7,291,960	-	-	7,291,960
Total	$ 10,995,342	$ -	$ -	$ 10,995,342

SELECT GLOBAL
Assets +	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 3,890,299	$ -	$ -	$ 3,890,299
Money Market	9,378,045	-	-	9,378,045
Total	$ 13,268,344	$ -	$ -	$ 13,268,344

SELECT ALTERNATIVE
Assets +	Level 1	Level 2	Level 3	Total
Investments
Mutual Funds	$ 56,121,841	$ -	$ -	$ 56,121,841
Money Market Fund	33,343,521	-	-	33,343,521
Total	$ 89,465,362	$ -	$ -	$ 89,465,362
Derivatives
Open Swaps	$ -	$ 127,835	$ -	$ 127,835

Hundredfold Select Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
May 31, 2012

+ Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the year.

There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector).

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Funds had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index. The Funds collateralize swap agreements with cash and certain securities of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser.

The following is a summary of the equity risk exposure for the unrealized appreciation/(depreciation) of derivative instruments utilized by each Fund as of May 31, 2012:

Derivative Unrealized Appreciation/ (Depreciation)
Select Equity	$ -
Select Global	-
Select Alternative	127,835

Underlying Investments in other Investment Companies - The Funds currently invests a portion of its assets in Fidelity Institutional Money Market Funds Government Portfolio .  The Funds may redeem its investments at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the  Fidelity Institutional Money Market Funds Government Portfolio .  The financial statements of the Fidelity Institutional Money Market Funds Government Portfolio including the portfolio of investments, can be found at the Funds website, www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of May 31, 2012, the percentage of Hudredfold Select Equity Fund,  Hundrefold Select Global Fund and  Hundredfold Select Global Fund  net assets invested in the HighMark Treasury Plus Money Market Fund. was 69.8%, 73.9% and 34.1%, respectively.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

7/27/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

7/27/12